DAC, VOBA, DSI and DFEL	12 Months Ended
Dec. 31, 2022
DAC, VOBA, DSI and DFEL [Abstract]
DAC, VOBA, DSI and DFEL	7. DAC, VOBA, DSI and DFEL

The following table reconciles DAC, VOBA and DSI (in millions) to the Consolidated Balance Sheets:

	As of December 31,
	2022	2021
DAC, VOBA and DSI
Traditional Life	$1,336	$1,205
UL and Other	6,002	5,799
Variable Annuities	4,047	4,041
Fixed Annuities	479	495
Group Protection	141	140
Retirement Plan Services	258	253
Total DAC, VOBA and DSI	$12,263	$11,933

The following table reconciles DFEL (in millions) to the Consolidated Balance Sheets:

	As of December 31,
	2022	2021
DFEL
UL and Other	$4,735	$3,902
Variable Annuities	310	318
Total DFEL	$5,045	$4,220

The following tables summarize the changes in DAC (in millions):

	For the Year Ended December 31, 2022
						Retirement
	Traditional	UL and	Variable	Fixed	Group	Plan
	Life	Other	Annuities	Annuities	Protection	Services

Balance as of beginning-of-year	$1,146	$5,269	$3,860	$448	$140	$239
Deferrals	266	537	390	60	98	21
Amortization	(126)	(288)	(370)	(69)	(97)	(19)
Balance as of end-of-year	$1,286	$5,518	$3,880	$439	$141	$241

	For the Year Ended December 31, 2021
						Retirement
	Traditional	UL and	Variable	Fixed	Group	Plan
	Life	Other	Annuities	Annuities	Protection	Services

Balance as of beginning-of-year	$1,041	$5,328	$3,727	$479	$187	$238
Business acquired (sold) through
reinsurance	-	(294)	-	-	-	(1)
Deferrals	215	523	487	29	91	21
Amortization	(110)	(288)	(354)	(60)	(138)	(19)
Balance as of end-of-year	$1,146	$5,269	$3,860	$448	$140	$239

DAC amortization expense of $969 million, $969 million and $1.0 billion was recorded in commissions and other expenses on the Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022, 2021 and 2020, respectively.

The following tables summarize the changes in VOBA (in millions):

	For the Year Ended December 31, 2022
	Traditional	UL and	Fixed
	Life	Other	Annuities

Balance as of beginning-of-year	$59	$499	$20
Deferrals	-	2	-
Amortization	(9)	(47)	(3)
Balance as of end-of-year	$50	$454	$17

	For the Year Ended December 31, 2021
	Traditional	UL and	Fixed
	Life	Other	Annuities

Balance as of beginning-of-year	$67	$797	$23
Business acquired (sold) through
reinsurance	-	(234)	-
Amortization	(8)	(64)	(3)
Balance as of end-of-year	$59	$499	$20

VOBA amortization expense of $59 million, $75 million and $263 million was recorded in commissions and other expenses on the Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022, 2021 and 2020, respectively. No additions or write-offs were recorded for each respective year.

Estimated future amortization of VOBA (in millions), as of December 31, 2022, was as follows:

2023	$45
2024	41
2025	38
2026	35
2027	30

The following tables summarize the changes in DSI (in millions):

	For the Year Ended December 31, 2022
				Retirement
	UL and	Variable	Fixed	Plan
	Other	Annuities	Annuities	Services

Balance as of beginning-of-year	$31	$181	$27	$14
Deferrals	1	2	-	4
Amortization	(2)	(16)	(4)	(1)
Balance as of end-of-year	$30	$167	$23	$17

	For the Year Ended December 31, 2021
				Retirement
	UL and	Variable	Fixed	Plan
	Other	Annuities	Annuities	Services

Balance as of beginning-of-year	$35	$196	$30	$14
Deferrals	1	3	-	1
Amortization	(5)	(18)	(3)	(1)
Balance as of end-of-year	$31	$181	$27	$14

DSI amortization expense of $23 million, $27 million and $21 million was recorded in interest credited on the Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022, 2021 and 2020, respectively.

The following tables summarize the changes in DFEL (in millions):

	For the Year Ended		For the Year Ended
	December 31, 2022		December 31, 2021
	UL and	Variable	UL and	Variable
	Other	Annuities	Other	Annuities

Balance as of beginning-of-year	$3,902	$318	$3,262	$324
Business acquired (sold) through
reinsurance	-	-	(161)	-
Deferrals	1,060	22	989	26
Amortization	(227)	(30)	(188)	(32)
Balance as of end-of-year	$4,735	$310	$3,902	$318

DFEL amortization of $257 million, $220 million and $805 million was recorded in fee income on the Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2022, 2021 and 2020, respectively.